Note 16 - Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Distributions [Abstract]
Dividends Declared [Table Text Block]
Payment Date	Per Unit Cash Distribution	Total Cash Distribution

May 15, 2014 (a)	$0.301389	$3,565
August 14, 2014	0.396844	4,693
November 14, 2014	0.406413	4,806
	1.104646	13,064

February 14, 2015 (b)	0.406413	4,806
	$1.511059	$17,870